Financial income, net (Details) - Schedule of financial income, net - Financial income, Net [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income:
Interest on deposits	$ 847	$ 2,710	$ 3,475
Foreign currency translation differences	51	780	380
Revaluation of liability instruments	67,873
Other	276	112
Financial expenses:
Bank charges	(166)	(197)	(222)
Changes in exchange rates	(245)	(1,226)	(568)
Other	(153)		(130)
Total	$ 68,483	$ 2,179	$ 2,935